REVENUE	9 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 14 – REVENUE

Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of returns, discounts, sales incentives, goods & service tax. The Company recognizes revenue when the amount of revenue and its related cost can be reliably measured and it is probable that future economic benefits will flow to the entity and degree of managerial involvement associated with ownership or effective control have been met for each of the Company’s activities. Revenue is recognized for domestic sales of vehicles, spare parts, and accessories when the Company transfers control over such products to the customer on dispatch from the factory.

Net sales disaggregated by significant products and services for years ended is as follows:

	(Audited) Nine-month period ended December 31, 2023	(Unaudited) Nine-month period ended December 31, 2022	(Audited) Year ended March 31, 2023	(Audited) Period from June 16, 2021 through March 31, 2022	(Audited) Period from April 1, 2021 through June 15, 2021
Vehicle Manufacturing
Vehicle Sales (1)	29,017	72,512	100,022	147,505	85,684
Others	8,145	8,760	12,387	4,702	2,080

Total	37,162	81,272	112,409	152,207	87,764

(1)	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.